Share-Based Payments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payments [Abstract]
Schedule of Stock Incentive Plan

Under the Company’s 2021 Stock Incentive Plan (the “2021 Plan”), share-based compensation expense for restricted stock units under the 2021 Plan was:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Share-based compensation expense for restricted stock units for continuing operations	$1,506	$1,995	$7,164	$14,854
Share-based compensation expense for restricted stock units for discontinued operations	—	593	1,038	2,148
Total share-based compensation expense for restricted stock units	$1,506	$2,588	$8,202	$17,002

Share-based compensation expense for RSUs under the 2021 Plan was:

	Year Ended December 31,
	2024	2023
Share-based compensation expense for RSUs for continuing operations	$17,158	$39,797
Share-based compensation expense for RSUs for discontinued operations	1,616	3,856
Total share-based compensation expense for RSUs	$18,774	$43,653

Schedule of Equity Incentive Award Activity

A summary of equity incentive award activity during the years ended December 31, 2024 and 2023 was as follows:

	Shares	Weighted Average Fair Value
Nonvested at December 31, 2022	3,375,627	$54.66
Granted	537,168	38.16
Vested	(1,615,025)	62.63
Forfeited	(156,441)	45.13
Nonvested at December 31, 2023	2,141,329	$54.18
Granted	1,223,263	13.23
Vested	(484,442)	53.56
Forfeited	(1,467,845)	52.10
Nonvested at December 31, 2024	1,412,305	$22.43